Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Property, Plant and Equipment, Net

	2018
	Land	Buildings	Machinery and equipment	Tools	Others	Construction in progress and equipment to be inspected	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
January 1
Cost	452,738	9,809,970	45,778,207	4,004,703	2,624,083	968,719	63,638,420
Accumulated depreciation and impairment	—	(5,890,884)	(36,964,480)	(3,314,234)	(2,203,511)	—	(48,373,109)

	452,738	3,919,086	8,813,727	690,469	420,572	968,719	15,265,311

January 1	452,738	3,919,086	8,813,727	690,469	420,572	968,719	15,265,311
Additions	—	247,186	2,445,313	591,229	172,652	1,489,190	4,945,570
Disposals	—	—	(904)	(11,745)	(2,067)	—	(14,716)
Reclassifications	—	199,724	1,154,663	7,604	26,026	(1,388,017)	—
Depreciation expenses	—	(457,265)	(2,180,718)	(535,378)	(203,218)	—	(3,376,579)
Exchange adjustment	—	—	12	—	23	—	35

December 31	452,738	3,908,731	10,232,093	742,179	413,988	1,069,892	16,819,621

December 31
Cost	452,738	10,254,531	48,274,171	4,402,711	2,610,893	1,069,892	67,064,936
Accumulated depreciation and impairment	—	(6,345,800)	(38,042,078)	(3,660,532)	(2,196,905)	—	(50,245,315)

	452,738	3,908,731	10,232,093	742,179	413,988	1,069,892	16,819,621

	2019
	Land	Buildings	Machinery and equipment	Tools	Others	Construction in progress and equipment to be inspected	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
January 1
Cost	452,738	10,254,531	48,274,171	4,402,711	2,610,893	1,069,892	67,064,936
Accumulated depreciation and impairment	—	(6,345,800)	(38,042,078)	(3,660,532)	(2,196,905)	—	(50,245,315)

	452,738	3,908,731	10,232,093	742,179	413,988	1,069,892	16,819,621

January 1	452,738	3,908,731	10,232,093	742,179	413,988	1,069,892	16,819,621
Effects on initial application of IFRS 16	—	—	—	—	(31,904)	—	(31,904)

Adjusted balance at January 1	452,738	3,908,731	10,232,093	742,179	382,084	1,069,892	16,787,717
Additions	—	116,238	2,334,358	781,465	224,287	1,440,308	4,896,656
Disposals	—	—	(16,033)	(9,336)	(416)	—	(25,785)
Reclassifications	—	455,792	1,111,715	7,880	25,042	(1,573,811)	26,618
Depreciation expenses	—	(384,832)	(2,489,070)	(625,712)	(196,201)	—	(3,695,815)
Impairment losses	—	—	(9,938)	—	—	—	(9,938)
Exchange adjustment	—	—	(4)	—	(5)	—	(9)

December 31	452,738	4,095,929	11,163,121	896,476	434,791	936,389	17,979,444

December 31
Cost	452,738	10,821,972	51,244,512	5,008,321	1,937,755	936,389	70,401,687
Accumulated depreciation and impairment	—	(6,726,043)	(40,081,391)	(4,111,845)	(1,502,964)	—	(52,422,243)

	452,738	4,095,929	11,163,121	896,476	434,791	936,389	17,979,444

Capitalization Interest and Capitalization Interest Rate Applied Related to Property, Plant and Equipment

	2018	2019
	NT$000	NT$000
Amount of interest capitalized	18,542	15,114
Range of the interest rates for capitalization	1.7582%	1.7822%